Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

Note 16 – Inventories

Accounting policies

Raw materials, work in progress and finished goods are stated at the lower of cost and net realizable value. Cost is determined on a first in, first out basis and comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Inventory manufactured prior to regulatory approval (prelaunch inventory) is capitalised but immediately provided for, until there is a high probability of regulatory approval for the product. A write-down is made against inventory, and the cost is recognised in the income statement as research and development costs. Once there is a high probability of regulatory approval being obtained, the write-down is reversed, up to no more than the original cost.

We review our inventory for excess or obsolescence and write down inventory that has no alternative uses to its net realizable. Economic conditions, customer demand and changes in purchasing and distribution can affect the carrying value of inventory. As circumstances warrant, we record provisions for potentially obsolete or slow moving inventory and lower of cost or net realizable value inventory adjustments. In some instances, these adjustments can have a material effect on the financial results of an annual or interim period. In order to determine such adjustments, we evaluate the age, inventory turns, future sales forecasts and the estimated fair value of inventory.

Inventories comprise:

DKK thousand	2020	2019
Raw materials	14,398	0
Work in process	13,723	0
Finished goods	36,919	0
Total	65,040	0
Direct costs	48,224	0
Indirect production costs	16,816	0

Write downs recognized on inventories were reflected in the cost of goods sold. They were comprised as follows:

DKK thousand	2020	2019
Accumulated write downs, January 1	0	0
Addition from business combination, cf. note 29	(11,294)	0
Write downs in the reporting period	486	0
Reversals or utilization of write downs	3,860	0
Exchange differences	0	0
Accumulated write downs, December 31	(6,948)	0

DKK 90.6 million is recognized as cost of goods sold during 2020.